INVESTMENT IN SUBSIDIARIES AND LOSS ON SALE OF SUBSIDIARY (Tables)	12 Months Ended
Dec. 31, 2025
INVESTMENT IN SUBSIDIARIES AND LOSS ON SALE OF SUBSIDIARY
Summary of company's subsidiaries

Details of the Company’s subsidiaries at 31 December 2025 are as follows:

	Country of	Ownership	Voting Power	Nature of
Name of Undertaking	Incorporation	Interest (%)	Held (%)	Business
Argo Innovation Labs Inc.	Canada	100%	100%	***
9377-2556 Quebec Inc.	Canada	100%	100%	**
Argo Holdings US Inc.	USA	100%	100%	****
Argo Operating US LLC	USA	100%	100%	*
Growler USCo Inc	USA	100%	100%	*

* The provision of cryptocurrency mining services

** The provision of cryptocurrency mining sites

*** Converted from the provision of cryptocurrency mining services to cost centre in 2023

**** Holding company